SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Organization, Nature of Business,Stock Split, and Principles of Consolidation

Organization, Nature of Business,Stock Split, and Principles of Consolidation

Sterling Seal and Supply Inc.

Sterling Seal and Supply Inc. is a New Jersey corporation founded in 1997 which distributes o-rings and other rubber products worldwide. Since 1980, Sterling and its predecessor, Sterling Plastic and Rubber Products Inc. (founded in 1969), has been importing product from China for distribution. Sterling focuses on quality and service by initially proving itself as a 2nd or 3rd source vendor.

Integrity Cargo Freight Corporation

On January 4, 2008, the principals of Sterling founded Integrity Cargo Freight Corporation ("Integrity") as a New Jersey Corporation. Integrity is a cargo and freight company that currently manages the importation of Sterling's product from Asia, and its exports of its sales to various countries. In addition to providing the shipping for the Company, Integrity has third-party customers. Integrity targets the Company's customer base market but is able to acquire additional customers through the use of agents.

Freight forwarding revenues and expenses are included in the operating income on the consolidated statement of operations presented herein.

ADDR Properties, LLC

ADDR Properties, LLC ("ADDR") is a New Jersey LLC formed on September 17, 2010 as a real estate holding company. The LLC owns a 28,000 square foot warehouse facility in Neptune, NJ and is occupied 90% by Sterling to conduct its operations and 10% by the Children's Center of Monmouth. The current lease agreement with the Children's Center is for 3 years.

The second property managed through ADDR an investment property in Cliffwood Beach, NJ previously occupied by Sterling. The Company's operations outgrew the facility and four tenants currently occupy 65% of the available square footage. The remaining 35% is unoccupied office space and currently marketed as individual office suites.

Rental revenues and expenses are included in the operating income on the consolidated statement of operations presented herein.

Stock Split

On February 1, 2012, Sterling Seal and Supply, Inc. enacted a forward stock split converting its 200 shares of common stock outstanding to 30 million shares outstanding.

Principles of Consolidation

Principles of Consolidation

These consolidated financial statements include the accounts of Sterling Consolidated Corp and its four wholly owned subsidiaries. The subsidiaries were acquired by Sterling Consolidated Corp through a share exchange agreement effected on June 8, 2012. The consolidated financial statements presented herein, are presented as if the business combination via share exchange and the stock split in Sterling Seal and Supply, Inc. were effective at the beginning of the periods being reported on. ADDR, Integrity, Q5 and Sterling Seal and Supply Inc. were under the control of Angelo DeRosa and/or Darren DeRosa for the periods being reported on. All significant intercompany transactions have been eliminated. Hereafter the consolidated accounts of Sterling Consolidated Corp and its subsidiaries are referred to as "the Company".

Q5 Ventures, LLC

Q5 Ventures, LLC is a Florida LLC formed on September 6, 2006. The LLC owns the commercial building in Florida from which the Florida division of Sterling operates. The 5,000 square foot facility was designed and built for the Company's operations.

Basis of Presentation

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, we evaluate our estimates, including those related to the accounts receivable and sales allowances, fair values of financial instruments, useful lives of intangible assets and property and equipment, inventory valuations, income taxes, and contingent liabilities, among others. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Use of Estimates

The preparation of consolidated financial statements in accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. A change in management's estimates or assumptions could have a material impact on the Company's financial condition and results of operations during the period in which such changes occurred. Significant estimates include the estimated depreciable lives of fixed assets, inventory reserves and allowance for doubtful accounts.

Actual results could differ from those estimates. The Company's consolidated financial statements reflect all adjustments that management believes are necessary for the fair presentation of their financial condition and results of operations for the periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents. At times, balances in a single bank account may exceed federally insured limits.

Accounts Receivable

Accounts Receivable

Accounts receivable, if any, are carried at the expected net realizable value. The allowance for doubtful accounts, when determined, will be based on management's assessment of the collectability of specific customer accounts and the aging of the accounts receivables. If there were a deterioration of a major customer's creditworthiness, or actual defaults were higher than historical experience, our estimates of the recoverability of the amounts due to us could be overstated, which could have a negative impact on operations.

The Company's accounts receivable net of allowances of $121,830 and $197,846, were $871,132 and $1,004,095 on December 31, 2012 and 2011, respectively. The Company's allowance is approximately 3% of the sales per year plus amounts that are deemed uncollectible.

Property, Plant and Equipment

Property, Plant and Equipment

Property and equipment are carried at cost. Expenditures for maintenance and repairs are charged against operations. Renewals and betterments that materially extend the life of the assets are capitalized. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in income for the period. The Company allocates 50% of its depreciation and amortization expenses to Cost of Sales.

Depreciation is computed for financial statement purposes on a straight-line basis over estimated useful lives of the related assets. The estimated useful lives of depreciable assets are:

Estimated
Useful Lives
Building & Leasehold Improvements	10-40 years
Machinery and Equipment	5-10 years
Furniture and Fixtures	5-10 years
Vehicles	10 years
Software	3 years

For federal income tax purposes, depreciation is computed under the modified accelerated cost recovery system. For financial statements purposes, depreciation is computed under the straight-line method or double declining balance method.

	2012	2011
Land, building & leasehold improvements	$2,275,322	$1,649,808
Machinery and equipment	820,143	766,572
Vehicles	197,943	187,702
Less: accumulated depreciation	609,109	521,002
Property and equipment, net	$2,684,299	$2,083,080

Depreciation expense included as a charge to income was $111,192 and $109,868 for the year ended December 31, 2012 and 2011, respectively.

Inventories

Inventories

Inventories, which are comprised of finished goods, are stated at the lower of cost (based on the last-in, first-out method) or market. Cost does not include shipping and handling fees, which are charged directly to income. The Company provides for estimated losses from obsolete or slow-moving inventories, which is approximately 4% of the total inventory, and writes down the cost of inventory at the time such determinations are made. Reserves are estimated based upon inventory on hand, historical sales activity, industry trends, the business environment, and the expected net realizable value. The net realizable value is determined based upon current awareness of market prices. The Company recorded an inventory reserve of $85,070 and $85,070 in 2012 and 2011, respectively.

During 2012 and 2011 there was neither a reduction of inventories nor a consequent liquidation of LIFO inventories that resulted in a material effect on the Company's operating income

Accounts Payable

Accounts Payable

The Company has accounts payable and accrued expenses in the amount of $1,139,681and $1,223,488 as of December 31, 2012 and 2011, respectively. As of December 31, 2012, the Company was exposed to the following concentration risk: three suppliers accounted for 43% (19,%, 13%% and 11%, respectively) of accounts payable and accrued expenses. As of December 31, 2011, two suppliers accounted for 41% (27% and 14%) of accounts payable and accrued expenses.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on Account Standards Codification ("ASC") 605 "Revenue Recognition" which contains Securities and Exchange Commission Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements' and No. 104, "Revenue Recognition". In the case of Sterling, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, shipment of the product has occurred, price is fixed or determinable and collectability of the resulting receivable is reasonably assured.  For provision of third-party freight services provided by Integrity, revenue is recognized on a gross basis in accordance with ASC 605-45 " Revenue Recognition: Principal Agent Considerations " since Integrity is the primary obligor in its shipping arrangements. Revenue is generally recognized when the contracted goods arrive at their destination point. When revenues and expenses straddle a period end due to the time between shipment and delivery, Integrity allocates revenue between reporting periods based on relative transit time in each period with expenses recognized as incurred. Cost of goods is comprised of sale of o-rings and related rubber products. Freight services is comprised of freight forwarding and related services earned by Integrity and Rental services is comprised of revenue from rental of commercial space to third parties.

The Company had total sales of $5,859,637 and $6,734,673 for the year ended December 31, 2012 and 2011, respectively. No one customer comprised more than 10% of sales for the years ended December 31, 2012 and 2011, respectively.

Expenses

Expenses

Cost of goods includes inventory costs, warehousing costs, direct labor and a depreciation allocation. Cost of inbound freight of $248,348 and $322,183, for the years ended December 31, 2012 and December 31, 2011, respectively. is included in cost of goods on the Statements of Operations.

Costs of services include direct costs for Freight services and Rental activities. The direct costs include agent fees, trucking, air and ocean freight and customs fees for the Freight services and repairs and maintenance and property taxes for the rental activities. Additionally, Cost of services includes direct labor for Freight services.

Sales and marketing includes direct labor and direct sales and marketing expenses.

General and administrative expenses include administrative and executive personnel, depreciation and other overhead expenses.

Advertising		Advertising Advertising expenses are recorded as sales and marketing expenses when they are incurred. The Company did not incur such expenses during the years ended December 31, 2012 and 2011.
Research and Development		Research and Development All research and development costs are expensed as incurred. No cost was incurred for research and development for the years ended December 31, 2012 and 2011.
Income Tax

Income Tax

Sterling and Integrity's S-Corporation election terminated effective January 1, 2012 in connection with the expectation of the initial public offering of the Company's common stock in 2012. From Sterling and Integrity's inception in 1997 and 2008, respectively, it neither was not subject to federal and state income taxes since they were operating under an S-Corporation election. As of January 1, 2012, the both Sterling and Integrity became subject to corporate federal and state income taxes.  The consolidated financial statements presented herein, are presented as if all consolidating entities were subject to C-corporation taxes for the periods being reported on.

Under the asset and liability method prescribed under ASC 740, Income Taxes, The Company uses the liability method of accounting for income taxes.  The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements.  The resulting deferred tax assets or liabilities have been adjusted to reflect changes in tax laws as they occur.  A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a "more-likely-than-not" threshold, the amount to be recognized in the financial statements will be the benefit expected to be realized upon settlement with the tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of December 31, 2011, the Company had no uncertain tax positions. The Company recognizes interest and penalties, if any, related to uncertain tax positions as general and administrative expenses. The Company currently has no federal or state tax examinations nor has it had any federal or state examinations since its inception. Tax years 2009, 2010,

2011, and 2012 are subject to federal and state tax examination under the current statutes.

Segments

Segments

ASC 280-10 defines operating segments as components of a company about which separate financial information is available that is evaluated regularly by the chief decision maker in deciding how to allocate resources and in assessing performance. The Company has one main segment: O-rings and rubber products. Additionally, it has activities in freight services and rental services however, these activities are immaterial to the overall endeavor and therefore, segment information is not presented.

Fair Value Measurements

Fair Value Measurements

In January 2010, the FASB ASC Topic 825, Financial Instruments, requires  disclosures about fair value of financial instruments in quarterly reports as well as in annual reports.  For the Company, this statement applies to certain investments and long-term debt.  Also, the FASB ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are considered when determining the value of the Company's investments and long-term debt.  The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  These inputs are summarized in the three broad levels listed below.

•	Level 1 - observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc…).
•	Level 3 - significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

The Company's adoption of FASB ASC Topic 825, effectively at the beginning of the second quarter in FY 2010, did not have a material impact on the company's financial statements.

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared.

Interest Rate Swap Contract

Interest Rate Swap Contract

The Company uses an interest rate swap contract to manage risks related to interest rate movements. The Company recognizes its interest rate swap contract as a derivative, which is recognized on the balance sheet at fair value at the end of each period. The interest rate swap contract is designated as and met all of the criteria for a cash flow hedge. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge. Changes in the fair value of the derivative are recorded in accumulated other comprehensive loss. The total unrealized gain or (loss) recorded in accumulated other comprehensive gain or loss amounted to $47,112 and (11,567) at December 31, 2012 and 2011, respectively.

The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment. As of December 31, 2012 and 2011, the Company has assets and liabilities in cash, various receivables, investments, and various payables. Management believes that they are being presented at their fair market value.

The following are the major categories of assets and liabilities measured at fair value on a recurring basis as of December 31:

Year	Instrument	Level 1	Level 2	Level 3	Total
2011	Interest rate swap	$0	$(48,836)	$0	$(48,836)
2012	Interest rate swap	$0	$(1,724)	$0	$(1,724)
2011	Cash and equivalents	$29,676	$0	$0	$29,676
2012	Cash and equivalents	$115,489	$0	$0	$115,489

The fair value of the interest rate swap is determined using observable market inputs such as current interest rates, and considers nonperformance risk of the Company and that of its counterparts.

Basic and diluted earnings per share

Basic and Diluted Earnings (Loss) per Share

The computation of basic earnings (loss) per share of common stock is based on the weighted average number of shares outstanding during the periods presented. The computation of fully diluted earnings (loss) per share includes common stock equivalents outstanding at the balance sheet date. The Company had no stock options and warrants that would have been included in the fully diluted earnings per share for the three and six month periods ended June 30, 2013 and 2012, respectively.

Basic and diluted earnings per share

Basic earnings (loss) per share are computed by dividing net income (loss) available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing Diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive. For the year ended December 31, 2012 and 2011, there were no outstanding common stock equivalents, thus fully diluted earnings per share and basic earnings per share were the same figure.

The following is a reconciliation of basic and diluted earnings per share for 2012 and 2011:

	Year Ended December 31,
	2012	2011
Numerator:
Net income available to common shareholders	$59,800	$247,313
Denominator:
Weighted average shares - basic	36,789,408	36,000,000
Net income (loss) per share - basic and diluted	$0.01	$0.00

Common Stock

Common Stock

The holders of the Company's common stock are entitled to receive dividends out of assets or funds legally available for the payment of dividends of such times and in such amounts as the board from time to time may determine.  Holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of shareholders.  There is no cumulative voting of the election of directors then standing for election.  The common stock is not entitled to pre-emptive rights and is not subject to conversion or redemption.  Upon liquidation, dissolution or winding up of the company, the assets legally available for distribution to stockholders are distributable ratably among the holders of the common stock after payment of liquidation preferences, if any, on any outstanding payment of other claims of creditors.

As of December 31, 2012 and 2011, there were 37,040,040 and 36,000,000 shares authorized, issued and outstanding, respectively.

Distribution to Shareholder

Distribution to Shareholder

In 2011 Q5 Ventures LLC was taxed as a pass-through entity for IRS purposes. As such, it made periodic distributions to one member, who is also an officer of Sterling Seal & Supply Inc. These distributions totaled $45,000 in 2011.